Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Income Before Taxes by Geographic Area

The income before taxes by geographic area is as follows:

(Loss) income before taxes:	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
China	$(754,674)	$93,078
Japan	1,184,949	1,175,736
USA	(26,085)	—
Germany	(26,310)	—
Cayman	(9,044,435)	(188,279)
Total (loss) income before taxes	$(8,666,555)	$1,080,535

Schedule of Components of the Income Tax Provision

The components of the income tax provision are as follows:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
Current income tax expense	$256,389	$235,147
Deferred income tax expense	(191,703)	(3,939)
Total provision for income taxes	$64,686	$231,208

Schedule of Reconciles the PRC Statutory Rate

The following table reconciles the PRC statutory rate to the Company’s effective tax rate:

	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2024
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25.0%
Effect of different tax jurisdiction	(24.3)%	(5.4)%
Effect of PRC preferential tax rate	—%	(0.9)%
Research and development tax credit	—%	(1.9)%
Non-deductible items*	(1.4)%	4.6%
Effective tax rate	(0.7)%	21.4%

*	Non-deductible items represent excess expenses and losses not deductible for PRC tax purpose.

Schedule of Deferred Tax Assets and Liabilities

The following table summarizes deferred tax assets and liabilities resulting from differences between financial accounting basis and tax basis of assets and liabilities:

	June 30, 2025	December 31, 2024
Deferred tax assets:
Allowance for credit losses	$61,307	$51,763
Net operating losses	469,865	274,324
Total deferred tax assets	$531,172	$326,087

Schedule of Taxes Payable

Taxes payable consists of the following:

	June 30, 2025	December 31, 2024
Income tax payable	$150,625	$111,313
VAT payable	51,563	242,826
Other taxes payable	2,144	2,750
Total taxes payable	$204,332	$356,889